Share capital (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Share capital	$ 2,549,000,000	$ 2,607,000,000
Equity	$ 6,954,000,000	$ 7,223,000,000	$ 7,619,000,000
Classes of share capital
Disclosure of classes of share capital [line items]
Number of shares issued	79,988,266	81,720,996
Equity	$ 2,549,000,000	$ 2,607,000,000
Ordinary shares | Classes of share capital
Disclosure of classes of share capital [line items]
Number of shares issued	77,706,788	79,439,518
Class B common shares | Classes of share capital
Disclosure of classes of share capital [line items]
Number of shares issued	2,281,478	2,281,478
Equity	$ 0	$ 0